Income Tax Expense (Details 2) $ in Thousands	Dec. 31, 2017 CAD ($)
Disclosure of income tax [Abstract]
Tax loss carry forwards	$ 40,604
Mineral property interest	24,518
Other	8,431
Unrecognised Tax Benefit	$ 73,553